LEASES - Schedule of Components of Lease Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Leases [Abstract]
Operating lease expenses	$ 6,401	$ 7,695	$ 7,725
Variable lease expenses	1,480	2,536	2,146
Short-term lease expenses	78	243	292
Other lease related expenses	4,207	4,422	5,168
Sublease income	(875)	0	0
Total lease expenses	$ 11,290	$ 14,896	$ 15,331